Segments (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment

	Six-month period ended June 30, 2023
	Connected Vehicles	Insurance related Services	Total
	USD thousands	USD thousands	USD thousands
	(Unaudited)
Revenues	395	3,070	3,465
Segment loss	(16,581)	(3,335)	(19,916)

Amounts not allocated to segments:
Depreciation and amortization			(148)
Contingent consideration expense			(2,061)
Share-based compensation			(3,177)
Operating loss			(25,302)
Financial income, net			2,581
Loss before income tax expense			(22,721)

	Six-month period ended June 30, 2022
	Connected Vehicles	Insurance related Services	Total
	USD thousands	USD thousands	USD thousands
	(Unaudited)
Revenues	1,794	1,157	2,951
Segment loss	(26,350)	(1,882)	(28,232)

Amounts not allocated to segments:
Depreciation and amortization			(1,728)
Contingent consideration expense			1,541
Impairment of Goodwill			(37,000)
Impairment of intangible assets			(8,785)
Share-based compensation			(4,881)
Operating loss			(79,085)
Financial income, net			428
Loss before income tax expense			(78,657)

Schedule of revenue by major customers by reporting segments
	Six-month	Six-month
	period ended	period ended
	June 30	June 30
	2023	2022
	USD thousands	USD thousands
	(Unaudited)
Americas	1,590	1,316
APAC	68	60
EMEA	1,807	1,575

Total revenues	3,465	2,951